Offerings - Offering: 1	Nov. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	2,511,044
Proposed Maximum Offering Price per Unit	3.68
Maximum Aggregate Offering Price	$ 9,240,641.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,276.13
Offering Note	(1) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant's Class A Common Stock quoted on The Nasdaq Capital Market on November 21, 2025. (2) Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions. (3) Consists of 2,511,044 shares of the registrant's Class A Common Stock issuable upon the exercise of warrants held by the Selling Stockholder, which may be exercised for $4.20 per share (or, in certain circumstances, may be eligible for cashless exercise). These shares issuable upon the exercise of these warrants are being registered for resale on this Registration Statement.